COMMITMENTS AND CONTINGENCIES (Details - Finance right-of-use assets and lease liabilities) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Right-of-use assets – finance leases	$ 0	$ 991
Finance lease liabilities, current portion	0	1,075
Total finance lease liabilities	$ 0	$ 1,075